Equity Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2025
Investees in equity accounted [abstract]
Schedule of equity accounted investees

		United States Dollar
	Figures in millions unless otherwise stated	2025	2024	2023

	Investment in joint ventures	—	—
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	—	—
(b)	Windfall Project	—	—
	Investment in associates	2.8	12.6
(c)	Other associates	2.8	12.6

	Total equity accounted investees	2.8	12.6
	Share of results of equity accounted investees, net of taxation recognised in the consolidated income statement are made up as follows:
(a)	Far Southeast Gold Resources Incorporated (“FSE”)	—	(1.5)	(1.3)
	Asanko Gold – earnings[1]	—	—	28.0
	Asanko Gold – impairment[1]	—	—	(46.9)
(b)	Windfall Project	—	(47.5)	(28.4)
(c)	Other associates	(2.3)	(4.6)	(2.9)
	Share of results of equity investees, net of taxation	(2.3)	(53.6)	(51.5)
	Asanko Gold – recognised as a discontinued operation[1]	—	—	18.9
	Total share of results of equity investees, net of taxation	(2.3)	(53.6)	(32.6)
[1]Gold Fields and Asanko had joint control over the Asanko joint venture entities. The Asanko operation was structured as a separate vehicle and the Group had a residual interest in the net assets of Asanko. Accordingly, the Group had classified its interest in Asanko as a joint venture. On 21 December 2023, Gold Fields announced the divestment of its 45% shareholding in Asanko Gold and the investment was presented as held for sale at 31 December 2023. The share of results of equity investee of Asanko Gold for the year ended 31 December 2023 was presented as a discontinued operation. Refer note 15 for further details.
Asanko had a 31 December year-end and was equity accounted since 31 July 2018 up to the date it was classified as held for sale.

Schedule of investment in joint venture	Investment in joint venture consists of:

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Unlisted shares at cost	—	230.0
Equity contribution	—	100.6
Impairment – prior years	—	(230.0)
Share of accumulated losses brought forward	—	(99.1)
Share of loss after taxation[1]	—	(1.5)
Total investment in joint venture[2]	—	—
[1]Gold Fields’ share of loss after taxation represented exploration and other costs, including work completed on a scoping study, which was fully funded by Gold
Fields as part of their equity contribution.
2FSE had no revenues or significant assets or liabilities. Assets included in FSE represented the rights to explore and eventually mine the FSE project.

Schedule of financial information and carrying amount of group’s interest in asanko	The following table summarises the financial information and the carrying amount of the Group’s interest in the Partnership:

	United States Dollar		Canadian Dollar
Figures in millions unless otherwise stated	2025	2024	2025	2024

Opening balance 1 January	—	538.6	—	713.6
Cash considerations
C$93.0 million cash calls	—	65.3	—	89.0
Contingent and exploration considerations
C$300.0 million contingent consideration
– Net change in fair value	—	8.0	—	10.9
C$75.0 million exploration consideration
– Unwinding of discount rate	—	4.8	—	6.6
Share of loss[1]	—	(47.5)	—	(64.9)
Derecognition of Windfall Project joint venture[2]	—	(519.3)	—	(723.5)
Derecognition of 50% exploration consideration[2]	—	(22.8)	—	(31.7)
Translation adjustment	—	(27.1)	—	—
Carrying value at 31 December	—	—	—	—
[1]The Windfall Project share of loss for 2024 related mainly to exploration expenses.
[2]Derecognised at 25 October 2024, the acquisition date of the transaction.

Schedule of other investments

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Investment in associates - other	2.8	12.6
Lunnon Metals Limited (“Lunnon”)[1]	2.8	4.8
Vior Mining Exploration Company Inc. ("Vior")[2]	—	7.8

[1]During 2025, Gold Fields recognised a share of loss for the year of US$2.3 million (2024: US$4.7 million). Gold Fields’ interest in Lunnon was 30.5% (2024: 30.5%)
at 31 December 2025.
[2]Vior was acquired as part of the Osisko acquisition during 2024. On 27 February 2025, Gold Fields  shareholding was diluted to below 20%. An assessment was performed and the Group concluded it no longer had significant influence and Vior was reclassified to listed investments.
Gold Fields recognised a share of profit of US$nil (2024: US$0.1 million) up to the date of classification to listed investments. Gold Fields’ interest in Vior was
19.96% (2024: 20.7%) at 31 December 2025.